Property and equipment	12 Months Ended
Dec. 31, 2025
Property, plant and equipment [abstract]
Property and equipment
13. Property and equipment

a)       Property and equipment are composed as follows:

	December 31, 2025
	Cost	Accumulated depreciation	Net
Data processing equipment	267,750	(131,837)	135,913
Machinery and equipment (i)	4,610,379	(2,305,736)	2,304,643
Buildings leasing (ii)	173,722	(98,988)	74,734
Other	68,722	(44,935)	23,787
Total	5,120,573	(2,581,496)	2,539,077

	December 31, 2024
	Cost	Accumulated depreciation	Net
Data processing equipment	262,572	(110,100)	152,472
Machinery and equipment (i)	4,295,698	(1,990,778)	2,304,920
Buildings leasing (ii)	163,003	(79,415)	83,588
Other	62,214	(30,858)	31,356
Total	4,783,487	(2,211,151)	2,572,336

b)   The changes in cost and accumulated depreciation were as follows:

	Data processing equipment	Machinery and equipment (i)	Buildings Leasing (ii)	Other	Total
On December 31, 2023
Cost	244,452	3,658,969	154,343	47,540	4,105,304
Accumulated depreciation	(90,976)	(1,482,900)	(60,812)	(19,605)	(1,654,293)
Net book value	153,476	2,176,069	93,531	27,935	2,451,011
On December 31, 2024
Opening balance
Cost	18,120	636,729	8,660	14,674	678,183
Purchases	21,774	1,087,743	8,660	22,361	1,140,538
Disposals/Provisions (iii)	(3,654)	(451,014)	—	(7,687)	(462,355)
Depreciation	(19,124)	(507,878)	(18,603)	(11,253)	(556,858)
Depreciation	(22,651)	(780,291)	(18,603)	(16,829)	(838,374)
Disposals	3,527	272,413	—	5,576	281,516
Net book value	152,472	2,304,920	83,588	31,356	2,572,336

On December 31, 2024
Cost	262,572	4,295,698	163,003	62,214	4,783,487
Accumulated depreciation	(110,100)	(1,990,778)	(79,415)	(30,858)	(2,211,151)
Net book value	152,472	2,304,920	83,588	31,356	2,572,336
On December 31, 2025
Cost	5,178	314,681	10,719	6,508	337,086
Purchases	9,846	1,017,617	10,719	12,577	1,050,759
Disposals/Provisions (iii)	(4,668)	(702,936)	—	(6,069)	(713,673)
Depreciation	(21,737)	(314,958)	(19,573)	(14,077)	(370,345)
Depreciation	(26,327)	(839,565)	(19,573)	(16,034)	(901,499)
Disposals	4,590	524,607	—	1,957	531,154
Net book value	135,913	2,304,643	74,734	23,787	2,539,077

On December 31, 2025
Cost	267,750	4,610,379	173,722	68,722	5,120,573
Accumulated depreciation	(131,837)	(2,305,736)	(98,988)	(44,935)	(2,581,496)
Net book value	135,913	2,304,643	74,734	23,787	2,539,077

(i)          Net book value of POS devices is R$2,256,793 (R$2,254,758 as of December 31, 2024), which are depreciated over 5 years. The depreciation of POS in the year ended December 31, 2025, amounted to R$831,366 (R$773,048 in the year ended December 31, 2024). On December 31, 2025, PagSeguro have contractual obligations to acquire POS devices in the amount of R$823,267 (R$417,064 as of December 31, 2024). The Group contracted a derivative financial instrument designated to hedge accounting (“NDF”) to hedge the exchange rate on some of the POS purchases obligations as mentioned in note 30.

(ii)         As of December 31, 2025, PagSeguro had a lease liability presented in other current liabilities in the amount of R$19,133 (R$15,506 as of December 31, 2024) and as non-current liability in the amount of R$59,696 (R$71,955 as of December 31, 2024). For the year ended December 31, 2025, the Group incurred in financial costs related to these leases of R$19,621 (R$18,590 and R$16,972 for the years ended December 31, 2024 and 2023).

(iii)        The Group monitors closely merchants activity and POS life-time value. If the Group detects inactivity for a certain period, the Group provisions write-off of POS devices associated. During the year ended December 31, 2025, the provisions for the net book value amounted R$156,079 (of which R$559,735 is cost and R$418,731 is accumulated depreciation), in comparison to R$163,891 (of which R$416,030 is cost and R$252,139 is accumulated depreciation) for the year ended December 31, 2024.